6. Film and Television Costs and Capitalized Product Development in Process (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Film And Television Costs And Capitalized Product Development In Process
Capitalized Product Development in Process	$ 67,030	$ 54,575	$ 145,398
Film and Television Costs	$ 89,819	$ 0